Defined Asset Funds®

Quantitative Research
2000 Series
D

Merrill Lynch
100 Technology
Index

Defined Technology Portfolio℠

Merrill Lynch

The Technology Sector ■ It has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, and we believe it offers great possibilities for the future. Defined Asset Funds® gives you a convenient way to invest in the potential of technology with the...

Defined Technology PortfolioSM

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without online services and networking capabilities? While many technology companies have seen ups and downs, overall, the industry's products have become essential to the way we do business and how we live. Despite wide variations over the last few years in the performance of certain stocks in the Merrill Lynch 100 Technology Index (ML 100 Index), the sector itself continues to redefine our economy and future in dramatic ways.

The Rebalancing Model

By applying a Rebalancing Model to the ML 100 Index, the Portfolio seeks to outperform the Index by reweighting each stock to increase potential return. Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. As Portfolio Consultant for the Defined Technology Portfolio, Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector, as well as its emphasis on highly capitalized stocks.

Construct an Enhanced Portfolio
Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index
We then reweight the ML 100 Index, stock by stock. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less-attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio
Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio. At that time, you can choose to roll your proceeds into the new Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

Past Performance of Prior Defined Technology Portfolios
Past performance is no guarantee of future results.
From Inception Through 6/30/00 (including annual rollovers)			Most Recently Completed Portfolio

Series	Inception Date	Annualized Return	Period	Annualized Return
99C*	8/25/98	76.32%	8/25/98-9/24/99	66.73%
A†	1/14/99	61.02	1/14/99-2/16/00	94.83
C‡	5/5/99	75.90	5/5/99-6/6/00	81.46

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect deduction of maximum sales charges and expenses. Return for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

* This Portfolio was originally Series I and rolled into Series 99C on August 30, 1999.
† This Portfolio was originally Series 2 and rolled into Series A on January 24, 2000.
‡ This Portfolio was originally Series 3 and rolled into Series C on May 10, 2000.

T H E M E R R I L L L Y N C H 1 0 0 T E C H N O L O G Y I N D E X §

	Company	Symbol		Company	Symbol

1.	3Com Corporation	COMS	51.	KLA-Tencor Corporation	KLAC
2.	ADC Telecommunications, Inc.	ADCT	52.	Lexmark International Group, Inc.	LXK
3.	Adobe Systems, Inc. ||	ADBE	53.	Linear Technology Corporation ||	LLTC
4.	Alcatel || #	ALA	54.	LSI Logic Corporation	LSI
5.	Altera Corporation	ALTR	55.	Lucent Technologies, Inc. ||	LU
6.	Amazon.com, Inc.	AMZN	56.	Maxim Integrated Products, Inc.	MXIM
7.	America Online, Inc.	AOL	57.	Metromedia Fiber Network, Inc.	MFNX
8.	Analog Devices, Inc.	ADI	58.	Micron Technology, Inc.	MU
9.	Apple Computer, Inc.	AAPL	59.	Microsoft Corporation	MSFT
10.	Applied Materials, Inc.	AMAT	60.	Molex, Inc. ||	MOLX
11.	Ariba, Inc.	ARBA	61.	Motorola, Inc. ||	MOT
12.	ASM Lithography Holding N.V #	ASML	62.	National Semiconductor Corporation	NSM
13.	At Home Corporation	ATHM	63.	Network Appliance, Inc.	NTAP
14.	Automatic Data Processing, Inc. ||	AUD	64.	Nextel Communications, Inc.	NXTL
15.	BMC Software, Inc.	BMCS	65.	Nokia Corporation || #	NOK
16.	Broadcom Corporation	BRCM	66.	Nortel Networks Corporation || #	NT
17.	BroadVision, Inc.	BVSN	67.	Novell, Inc.	NOVL
18.	CIENA Corporation	CIEN	68.	Oracle Corporation	ORCL
19.	Cisco Systems, Inc.	CSCO	69.	Parametric Technology Corporation	PMTC
20.	Citrix Systems, Inc.	CTXS	70.	Paychex, Inc. ||	PAYX
21.	CMGI, Inc.	CMGI	71.	Philips Electronics NY || #	PHG
22.	Commerce One, Inc.	CMRC	72.	Phone.com, Inc.	PHCM
23.	Compaq Computer Corporation ||	CPQ	73.	PMC-Sierra, Inc. #	PMCS
24.	Computer Associates International, Inc. ||	CA	74.	Portal Software, Inc.	PRSF
25.	Computer Sciences Corporation	CSC	75.	Priceline.com, Inc.	PCLN
26.	Compuware Corporation	CPWR	76.	QUALCOMM, Inc.	QCOM
27.	Comverse Technology, Inc.	CMVT	77.	RealNetworks, Inc.	RNWK
28.	Conexant Systems, Inc.	CNXT	78.	SAPAG || #	SAP
29.	Dell Computer Corporation	DELL	79.	Seagate Technology, Inc.	SEG
30.	DoubleClick, Inc.	DCLK	80.	Siebel Systems, Inc.	SEBL
31.	E*TRADE Group, Inc.	EGRP	81.	Solectron Corporation	SLR
32.	eBay, Inc.	EBAY	82.	SONY Corporation || #	SNE
33.	Electronic Arts, Inc.	ERTS	83.	STMicroelectronics N.V. || #	STM
34.	Electronic Data Systems Corporation ||	EDS	84.	Sun Microsystems, Inc.	SUNW
35.	EMC Corporation	EMC	85.	Sycamore Networks, Inc.	SCMR
36.	Exodus Communications, Inc.	EXDS	86.	Taiwan Semiconductor Manufacturing Company Limited #	TSM
37.	First Data Corporation ||	FDC	87.	Telefonaktiebolaget LM Ericsson AB || #	ERICY
38.	Foundry Networks, Inc.	FDRY	88.	Tellabs, Inc.	TLAB
39.	Gateway, Inc.	GTW	89.	Teradyne, Inc.	TER
40.	Hewlett-Packard Company ||	HWP	90.	Terra Networks, S.A. #	TRRA
41.	i2 Technologies, Inc.	ITWO	91.	Texas Instruments, Inc. ||	TXN
42.	Infosys Technologies Limited || #	INFY	92.	TIBCO Software, Inc.	TIBX
43.	Inktomi Corporation	INKT	93.	Unisys Corporation	UIS
44.	Intel Corporation ||	INTC	94.	VeriSign, Inc.	VRSN
45.	Internap Network Services Corporation	INAP	95.	VERITAS Software Corporation	VRTS
46.	International Business Machines Corporation ||	IBM	96.	Vignette Corporation	VIGN
47.	Internet Capital Group, Inc.	ICGE	97.	Vitesse Semiconductor Corporation	VTSS
48.	Intuit, Inc.	INTU	98.	Xerox Corporation ||	XRX
49.	JDS Uniphase Corporation	JDSU	99.	Xilinx, Inc.	XLNX
50.	Juniper Networks, Inc.	JNPR	100.	Yahoo! Inc.	YHOO
§ Index as of 7/3/00. || Only these stocks currently pay dividends. # The issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.

QUANTITIVE RESEARCH & INDEX
Institutional Holdings Portfolio
Multinational PortfolioSM
Principled Values Portfolio
S&P Market Cap Plus Portfolio
S&P 500 Trust
S&P MidCap Trust
Select S&P Industrial Portfolio
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select Ten Portfolio (DJIA)
Standard & Poor's Industry Turnaround Portfolio
Standard & Poor's Intrinsic Value Portfolio
United Kingdom Portfolio (Financial Times Index)

SECTOR
Biotechnology Portfolio
Broadband Portfolio
Defined Technology PortfolioSM
Energy Portfolio
Financial Services Portfolio
Global Theme & Sector Portfolio
Health Care Trust
Internet Portfolio
Media Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

FUNDAMENTAL RESEARCH
2000 Year-Ahead (Domestic) Portfolio
2000 Year-Ahead International Portfolio
Baby Boom Economy PortfoliosSM
Core Holdings Portfolio
Earnings Growth Consistency Portfolio
European Growth Portfolio
Financial Services Portfolio
Pacific Rim Portfolio
Premier American Portfolio
Premier World Portfolio
Western Premier Portfolio

FIXED INCOME
Corporate Funds
Government Funds
Municipal Funds

Defining Your Risks Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.
•	There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.
•	This Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or current income.

•	This Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it inay be considered speculative.
•	This Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program.
•	This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.
•	This Portfolio contains international equity investrments, which may involve special risks including higher price volatility, currency fluctuations and political developments.

Tax Efficiency

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.
	As a % of Public Offering Price	Amount Per 1,000 Units

Initial Sales Charge	1.00%	$10.00
Deferred Sales Charge	1.50%	$15.00

Maximum Sales Charge	2.50%	$25.00

Creation and Development Fee (as a % of net assets)	0.250%	$2.48

Estimated Annual Expenses (as a % of net assets)	0.187%	$1.85

Estimated Organization Costs		$1.53

If you sell your units before the terinination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

If You Invest:	Your Maximum Sales Charge (as a % of each $1,000 invested) Will Be:

Less than $50,000	2.50%
$50,000 to $99,999	2.25
$100,000 to $249,999	1.75
$250,000 to $999,999	1.50
$1,000,000 to $4,999,999	0.75
$5,000,000 or more	0.35

Invest in Technology Today!

You can get started with $250. This Fund is eligible for purchase through Merrill Lynch Unlimited AdvantageSM (MLUA) accounts, in which the above sales charges do not apply and MLUA fees are applied. Call your financial professional to learn how the Defined Technology Portfolio may help to meet your personal investment goals and how it niay be appropriate for your IRA account. You can also request a free prospectus containing more complete information, including sales charges, expenses and risks - or download a prospectus from our Web site definedfunds.com/ml. Please read it carefully before you invest or send money.

This information in this brochure is not complete, and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale, is not permitted.

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© 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.